Notes to the Balance Sheet - Summary of Amortization of Intangible Assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Amortization Expenses [Line Items]
Amortization Charge for the Year	€ 11,456	€ 3,623	€ 16,212
Cost Of Sales [Member]
Amortization Expenses [Line Items]
Amortization Charge for the Year	2,285	2,312	963
Research and development [member]
Amortization Expenses [Line Items]
Amortization Charge for the Year	1,281	1,272	1,258
Impairment Loss of Intangible Assets and Goodwill	7,875	13	13,969
Selling [member]
Amortization Expenses [Line Items]
Amortization Charge for the Year	3	2	5
General and administrative [member]
Amortization Expenses [Line Items]
Amortization Charge for the Year	€ 12	€ 24	€ 17